Leases (Tables)	6 Months Ended
Oct. 13, 2024
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense are as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Operating lease cost	$3,997	$3,545	$9,248	$3,877
Variable lease cost	1,274	1,355	2,703	2,569
Short term lease cost	219	215	415	302
Total lease cost	$5,490	$5,115	$12,366	$6,748
The components of lease expense are as follows:

	April 28, 2024	April 30, 2023
Operating lease cost	$12,980	$14,199
Variable lease cost	5,936	3,616
Short term lease cost	172	43
Total lease cost	$19,088	$17,858
Supplemental cash flow information is as follows:

	April 28, 2024	April 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$28,244	$25,549
Other information related to operating leases is as follows:

	2024	2023
Weighted-average remaining lease term (years)	12.0	9.8
Weighted-average discount rate	11.7%	9.5%